Intangible Assets (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 5,445,000	$ 5,445,000	$ 5,445,000
Goodwill, impairment loss